Revenues that are Attributed to Countries Based on Location of Customers, Excluding Customers in Japan (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 North America USD ($)	Mar. 31, 2012 North America JPY (¥)	Mar. 31, 2011 North America JPY (¥)	Mar. 31, 2010 North America JPY (¥)	Mar. 31, 2012 Europe USD ($)	Mar. 31, 2012 Europe JPY (¥)	Mar. 31, 2011 Europe JPY (¥)	Mar. 31, 2010 Europe JPY (¥)	Mar. 31, 2012 Asia USD ($)	Mar. 31, 2012 Asia JPY (¥)	Mar. 31, 2011 Asia JPY (¥)	Mar. 31, 2010 Asia JPY (¥)	Mar. 31, 2012 Other Countries USD ($)	Mar. 31, 2012 Other Countries JPY (¥)	Mar. 31, 2011 Other Countries JPY (¥)	Mar. 31, 2010 Other Countries JPY (¥)
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 57,377	¥ 4,715,804	¥ 5,398,278	¥ 5,718,381	$ 22,119	¥ 1,817,944	¥ 1,793,932	¥ 2,023,280	$ 39,961	¥ 3,284,392	¥ 3,280,384	¥ 2,641,471	$ 37,759	¥ 3,103,383	¥ 3,196,114	¥ 2,838,671